Cover Page	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	UpHealth, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-3838045
Entity Address, Address Line One	14000 S. Military Trail
Entity Address, Address Line Two	Suite 203
Entity Address, City or Town	Delray Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33484
City Area Code	888
Local Phone Number	424-3646
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001770141
Entity Primary SIC Number	8099
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Samuel J. Meckey
Entity Address, Address Line One	14000 S. Military Trail
Entity Address, Address Line Two	Suite 203
Entity Address, City or Town	Delray Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33484
City Area Code	888
Local Phone Number	424-3646